Provisions and other non-financial liabilities (Details 3) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of Provisions and other non-financial liabilities [Line Items]
Tax withholdings		$ 7,404	$ 14,340
VAT payable		3,344	3,949
Guarantees received		2,638	2,638
Accrual for dividend		110,529	1,189
Monthly tax provisional payments		11,684	9,545
Deferred income		5,301	6,507
Withholdings from employees and salaries payable		6,725	5,552
Accrued vacations	[1]	19,042	15,841
Other current liabilities		2,137	2,359
Total		$ 168,804	$ 61,920

[1]	Vacation benefit (short-term benefits to employees, current) is in line with the provisions established in Chile’s Labor Code, which indicates that employees with more than a year of service will be entitled to annual vacation for a period of at least fifteen paid business days. The Company provides the benefit of two additional vacation days.